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Warning: [ix-0514-Hidden-Fact-Eligible-For-Transform] WARN: 1 fact(s) appearing in ix:hidden were eligible for transformation: us-gaap:ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardVestingPeriod1 - https://www.sec.gov/Archives/edgar/data/1356576/000135657624000013/supn-20231231.htm 4